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                               MAINSTAY FUNDS

                         MainStay Retirement 2010 Fund
                         MainStay Retirement 2020 Fund
                         MainStay Retirement 2030 Fund
                         MainStay Retirement 2040 Fund
                         MainStay Retirement 2050 Fund

                  Supplement dated June 19, 2007 ("Supplement")
                To the Prospectus dated June 18, 2007 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus for the funds named above (the "Funds"), each a series of Eclipse Funds Inc. You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Closure of Funds to New Investors

The MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund are currently closed to all new investors. These Funds will be open to accept purchases from investors beginning Monday, July 2, 2007.


          Please Retain This Supplement For Your Future Reference.